Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Schedule of Future Minimum Rental Payments for Operating Leases

Minimum payments under non-cancelable operating leases for future years ending December 31, are as follows:

	Related Party	Unrelated Party	Total
2021	$448	2,169	2,617
2022	189	2,243	2,432
2023	—	2,114	2,114
2024	—	2,048	2,048
2025	—	669	669

Total	$637	$9,243	$9,880